Performance B.1. Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,336	$ 3,946	[1]	$ 3,936	[1]
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,532	1,661		1,739
Paraguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	609	679		662
Bolivia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	639	614		555
El Salvador
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	386	405		422
Tanzania
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	382	399		384
Nicaragua
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	157	13		13
Costa Rica
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	153	155		153
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	475	17		0
Other operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2	5		7
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,130	3,734		3,737
Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,150	2,126		2,147
Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,928	1,565		1,551
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52	43		38
Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	206	212		199
Total revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,336	$ 3,946		$ 3,936

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.